Debt and Financing Arrangements Long-Term Debt (Details) - USD ($) $ in Millions	Sep. 30, 2016	Sep. 30, 2015
Debt Instrument [Line Items]
Other Long-term Debt	$ 39	$ 57
Capital lease obligations	24	48
Long-term Debt and Capital Lease Obligations, Including Current Maturities	15,234	6,558
Less: current portion	628	806
Less: debt issuance costs	74	32
Current portion of long-term	38	7
Less: long-term debt - noncurrent liabilities held for sale	3,441	346
Net long-term debt	11,053	5,367
5.5 % Due in 2016
Debt Instrument [Line Items]
Long-term Debt	0	800
7.125 % Due in 2017
Debt Instrument [Line Items]
Long-term Debt	149	153
2.6 % Due in 2017
Debt Instrument [Line Items]
Long-term Debt	404	404
2.355 % Due in 2017
Debt Instrument [Line Items]
Long-term Debt	46	46
1.4% Due in 2018
Debt Instrument [Line Items]
Long-term Debt	301	303
5.0 % Due in 2020
Debt Instrument [Line Items]
Long-term Debt	499	499
4.25% Due in 2021
Debt Instrument [Line Items]
Long-term Debt	498	498
3.75 % Due in 2022
Debt Instrument [Line Items]
Long-term Debt	448	448
3.625% Due in 2024
Debt Instrument [Line Items]
Long-term Debt	500	500
6.0 % Due in 2036
Debt Instrument [Line Items]
Long-term Debt	396	395
5.7 % Due in 2041
Debt Instrument [Line Items]
Long-term Debt	299	299
5.25 % Due in 2042
Debt Instrument [Line Items]
Long-term Debt	250	250
4.625% Due in 2044
Debt Instrument [Line Items]
Long-term Debt	447	447
6.95 % Due in 2046
Debt Instrument [Line Items]
Long-term Debt	125	125
4.95% Due in 2064
Debt Instrument [Line Items]
Long-term Debt	449	449
Four Point Eight Seven Five Percent Due Two Thousand Twenty Six [Member]
Debt Instrument [Line Items]
Long-term Debt	900
Euro Member Countries, Euro | Foreign Currency Denominated Debt [Member]
Debt Instrument [Line Items]
Long-term Debt	61	529
Japan, Yen | Foreign Currency Denominated Debt [Member]
Debt Instrument [Line Items]
Long-term Debt	367	308
Adient [Member] | Three Point Five Percent Due Two Thousand Twenty Four [Member]
Debt Instrument [Line Items]
Long-term Debt	1,119	0
Adient [Member] | Four Point Eight Seven Five Percent Due Two Thousand Twenty Six [Member]
Debt Instrument [Line Items]
Long-term Debt	900	0
Adient [Member] | LIBOR plus One Point Zero Zero Five Percent Due Two Thousand Twenty One [Member]
Debt Instrument [Line Items]
Long-term Debt	1,500	0
Three Point Seven Five Percent Due in Two Thousand Eighteen [Member] | Tyco International Finance S.A. (TIFSA) [Member]
Debt Instrument [Line Items]
Long-term Debt	69	0
Four Point Six Two Five Percent Due in Two Thousand Twenty Three [Member] | Tyco International Finance S.A. (TIFSA) [Member]
Debt Instrument [Line Items]
Long-term Debt	46	0
One Point Three Seven Five Percent Due in Two Thousand Twenty Five [Member] | Tyco International Finance S.A. (TIFSA) [Member]
Debt Instrument [Line Items]
Long-term Debt	571	0
Three Point Ninety Percent Due in Two Thousand Twenty Six [Member] | Tyco International Finance S.A. (TIFSA) [Member]
Debt Instrument [Line Items]
Long-term Debt	824	0
Five Point One Two Five Percent Due in Two Thousand Forty Five [Member] | Tyco International Finance S.A. (TIFSA) [Member]
Debt Instrument [Line Items]
Long-term Debt	903	0
LIBOR plus One Point Five Percent Due in Two Thousand Twenty [Member] | Tyco International Holding S.a.r.L. (TSarL) [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 4,000	$ 0